Right-of-use assets and lease liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	R$ 2,780,037	R$ 2,902,395
Acquisitions	2,236,307	746,573
Depreciation	(995,278)	(876,986)
Disposal	(11,329)	(71,928)
Foreign currency translation adjustment	(56,750)	79,983
Right-of-use assets, Ending balance	3,952,987	2,780,037
Rail cars member
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	986,061	1,007,336
Acquisitions	72,506	102,648
Depreciation	(173,272)	(187,915)
Disposal	(5,359)
Foreign currency translation adjustment	(53,740)	63,992
Right-of-use assets, Ending balance	826,196	986,061
Machinery and equipments member
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	793,254	749,728
Acquisitions	1,147,145	281,113
Depreciation	(330,971)	(207,985)
Disposal	(5,970)	(30,245)
Foreign currency translation adjustment	(804)	643
Right-of-use assets, Ending balance	1,602,654	793,254
Ships [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	696,661	834,848
Acquisitions	811,372	258,201
Depreciation	(385,968)	(399,677)
Foreign currency translation adjustment	(1,793)	3,289
Right-of-use assets, Ending balance	1,120,272	696,661
Buildings and constructions member
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	265,312	259,896
Acquisitions	102,040	52,897
Depreciation	(75,319)	(52,997)
Disposal		(6,333)
Foreign currency translation adjustment	(213)	11,849
Right-of-use assets, Ending balance	291,820	265,312
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	29,449	33,888
Acquisitions	102,827	51,171
Depreciation	(26,158)	(24,078)
Disposal		(31,667)
Foreign currency translation adjustment	(120)	135
Right-of-use assets, Ending balance	105,998	29,449
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	9,300	16,699
Acquisitions	417	542
Depreciation	(3,590)	(4,334)
Disposal		(3,682)
Foreign currency translation adjustment	(80)	75
Right-of-use assets, Ending balance	R$ 6,047	R$ 9,300